LOANS AND ADVANCES TO CUSTOMERS, NET - Allowance for loans losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	$ 15,864,482	$ 16,616,043	$ 10,929,395
Loan purchases / Loan sales	(225,226)	(27,817)
Recovery of charged - off loans	674,966	565,436	436,908
Credit impairment charges on loans, advances and financial leases, net	3,721,353	2,521,178	7,335,755
Adjusted stage 3	702,633	607,734	529,574
Charges-off	(6,164,902)	(5,036,431)	(2,600,403)
Translation adjustment	906,334	618,339	(15,186)
Ending balance	15,479,640	15,864,482	16,616,043
Commercial
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	7,813,023	7,673,720	5,456,993
Loan purchases / Loan sales	(225,226)	(27,817)
Recovery of charged - off loans	188,018	125,208	118,196
Credit impairment charges on loans, advances and financial leases, net	502,577	198,619	2,406,228
Adjusted stage 3	323,196	216,330	213,214
Charges-off	(1,742,895)	(674,248)	(527,318)
Translation adjustment	411,612	301,211	6,407
Ending balance	7,270,305	7,813,023	7,673,720
Consumer
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	5,305,267	5,753,430	3,445,818
Recovery of charged - off loans	385,011	349,125	256,836
Credit impairment charges on loans, advances and financial leases, net	3,447,515	2,268,595	3,745,662
Adjusted stage 3	279,843	288,214	203,420
Charges-off	(3,788,517)	(3,618,009)	(1,875,355)
Translation adjustment	418,016	263,912	(22,951)
Ending balance	6,047,135	5,305,267	5,753,430
Mortgage
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,061,058	992,515	860,665
Recovery of charged - off loans	28,690	26,660	15,943
Credit impairment charges on loans, advances and financial leases, net	183,436	68,809	163,527
Adjusted stage 3	38,769	49,893	39,793
Charges-off	(345,991)	(110,408)	(89,727)
Translation adjustment	58,129	33,589	2,314
Ending balance	1,024,091	1,061,058	992,515
Financial Leasing
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,521,067	1,996,033	1,025,403
Recovery of charged - off loans	72,056	61,303	44,381
Credit impairment charges on loans, advances and financial leases, net	(461,665)	(34,678)	903,191
Adjusted stage 3	48,836	40,747	63,240
Charges-off	(176,407)	(554,701)	(40,150)
Translation adjustment	9,187	12,363	(32)
Ending balance	1,013,074	1,521,067	1,996,033
Small Business
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	164,067	200,345	140,516
Recovery of charged - off loans	1,191	3,140	1,552
Credit impairment charges on loans, advances and financial leases, net	49,490	19,833	117,147
Adjusted stage 3	11,989	12,550	9,907
Charges-off	(111,092)	(79,065)	(67,853)
Translation adjustment	9,390	7,264	(924)
Ending balance	$ 125,035	$ 164,067	$ 200,345